UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2016 (Unaudited)

Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 97.6%
Alaska 0.2%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	12,834,470
Arizona 1.3%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup, Inc.	1,600,000	2,004,400
5.0%, 12/1/2037, GTY: Citigroup, Inc.	8,405,000	10,830,683
Arizona, State Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	12,714,960
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	25,674,258
Series A, 5.25%, 7/1/2033	20,885,000	23,645,579
		74,869,880
California 16.0%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	285,000	305,597
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	165,000	179,860
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,531,076
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	11,765,000	14,342,241
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, Prerefunded, 5.75%, 9/1/2039	5,000,000	5,756,050
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	11,432,500
Series A, 6.0%, 7/1/2039	7,500,000	8,560,725
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	23,479,120
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	41,772,150
Prerefunded, 5.0%, 9/1/2032	10,000,000	10,000,000
5.0%, 2/1/2033	8,000,000	9,529,440
5.0%, 8/1/2034	11,790,000	14,698,004
5.0%, 8/1/2035	13,210,000	16,455,961
5.0%, 2/1/2043	20,000,000	23,888,400
5.0%, 5/1/2044	11,200,000	13,621,328
5.25%, 4/1/2035	15,340,000	18,519,368
6.0%, 4/1/2038	22,915,000	25,973,007
6.25%, 11/1/2034	20,655,000	24,213,650
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	25,827,500
5.25%, 9/1/2026	18,765,000	22,726,667
5.25%, 9/1/2030	5,000,000	6,017,600
5.25%, 10/1/2032	25,000,000	30,074,000
6.0%, 11/1/2039	50,000,000	58,070,500
6.5%, 4/1/2033	58,440,000	67,065,744
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series B, 0.63% **, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	1,350,000	1,350,000
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	10,000,000	12,083,900
California, State Housing Finance Agency Revenue, Series A, 0.6% **, 8/1/2040, LOC: JPMorgan Chase Bank NA	2,270,000	2,270,000
California, State Infrastructure & Economic Development Bank Revenue, The Bay Institute Aquarium Foundation, 0.63% **, 6/1/2025, LOC: Union Bank NA	1,460,000	1,460,000
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	30,334,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	11,731,000
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,274,940
California, State University Revenue:
Series A, 5.0%, 11/1/2038	7,410,000	9,242,123
Series A, Prerefunded, 5.25%, 11/1/2038	10,000,000	11,253,300
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	6,175,823
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2041	7,000,000	8,054,200
Series A, 144A, 5.0%, 12/1/2046	3,500,000	4,011,280
California, Statewide Communities Development Authority, Certificate of Participation, 0.62% **, 2/1/2028, LOC: Union Bank of California	770,000	770,000
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, Prerefunded, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	13,531,722
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue, Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,990,450
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	12,000,000	13,977,000
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2042	4,220,000	5,115,948
Series A, 5.25%, 5/15/2039	5,000,000	5,580,950
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	28,422,250
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property:
Series B, 5.0%, 11/1/2031	21,820,000	27,585,062
Series B, 5.0%, 11/1/2032	29,295,000	36,851,938
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	17,802,080
Series B, 5.25%, 7/1/2039	12,000,000	13,351,560
Rancho, CA, Water District Community Facilities District No. 89-5, Special Tax, 0.62% **, 9/1/2028, LOC: Wells Fargo Bank NA	1,215,000	1,215,000
Sacramento, CA, Municipal Utility District:
Series U, 5.0%, 8/15/2026, INS: AGMC	6,420,000	6,957,996
Series U, Prerefunded, 5.0%, 8/15/2026, INS: AGMC	4,035,000	4,382,736
Series U, 5.0%, 8/15/2028, INS: AGMC	5,015,000	5,429,139
Series U, Prerefunded, 5.0%, 8/15/2028, INS: AGMC	3,160,000	3,432,329
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2034	7,000,000	7,941,430
Series B, AMT, 5.0%, 7/1/2043	12,500,000	14,417,500
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,663,050
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	7,157,801
San Francisco City & County, CA, Redevelopment Agency, Series C, AMT, 0.65% **, 6/15/2034, LIQ: Fannie Mae, LOC: Fannie Mae	750,000	750,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series F, 5.0%, 5/1/2035	27,500,000	31,145,675
Series A, AMT, 5.0%, 5/1/2040	14,000,000	16,416,960
Series E, 6.0%, 5/1/2039	35,000,000	39,852,400
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,728,451
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	11,185,600
		912,936,081
Colorado 4.2%
Colorado, E-470 Public Highway Authority Revenue, Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	5,000,000
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	45,460,200
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,988,276
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	19,912,262
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	7,910,720
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	19,978,974
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	34,894,365
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,571,530
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	18,189,450
Series A, AMT, 5.5%, 11/15/2029	14,705,000	17,765,258
Series A, AMT, 5.5%, 11/15/2030	15,080,000	18,190,401
Series A, AMT, 5.5%, 11/15/2031	5,000,000	6,016,150
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	30,575,015
		240,452,601
Connecticut 1.0%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	15,337,530
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	22,383,200
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	20,470,680
		58,191,410
District of Columbia 1.6%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	9,000,000	11,206,260
Series A, 5.0%, 6/1/2033	7,500,000	9,304,425
District of Columbia, Hospital Revenue, Series A, 0.61% **, 8/15/2038, LOC: PNC Bank NA	1,770,000	1,770,000
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	32,515,014
District of Columbia, National Public Radio Revenue, Series A, Prerefunded, 5.0%, 4/1/2035	5,000,000	5,749,900
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	6,117,200
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,750,000	9,355,180
Series A, AMT, 5.0%, 10/1/2035	10,000,000	12,166,100
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,548,071
		92,732,150
Florida 6.5%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	46,234,110
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,247,660
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	2,110,000	2,526,493
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,830,250
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	790,000	836,879
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,938,080
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2040	10,000,000	11,667,900
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	640,000	708,883
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	2,029,562
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,143,130
Series A, 5.0%, 10/1/2040	1,000,000	1,143,980
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,349,406
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	4,096,524
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	17,057,250
Series A, 5.5%, 10/1/2041	30,000,000	33,669,600
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, Prerefunded, 5.25%, 10/1/2022, INS: AGMC	20,000,000	21,016,000
Series A-1, 5.375%, 10/1/2035	1,000,000	1,151,940
Series A-1, 5.375%, 10/1/2041	19,290,000	22,130,260
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,609,190
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,878,875
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	19,466,205
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	20,416,422
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.75%, 10/1/2043	2,880,000	3,137,242
Prerefunded, 5.75%, 10/1/2043	7,120,000	7,879,562
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	345,000	346,663
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	70,341
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc.:
Series A, 5.0%, 10/1/2035	2,280,000	2,790,902
Series A, 5.0%, 10/1/2036	4,135,000	5,053,301
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare:
Series B, 5.25%, 12/1/2029, INS: AGMC	3,820,000	4,162,157
Series B, Prerefunded, 5.25%, 12/1/2029, INS: AGMC	2,680,000	2,950,600
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	539,840
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	6,821,940
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	1,000,000	1,004,870
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	20,433,622
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	18,324,409
Series A, 5.0%, 7/1/2040	11,895,000	13,433,023
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,809,742
5.25%, 9/1/2035, INS: AGC	3,000,000	3,258,090
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	10,355,000	10,899,984
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,009,231
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,985,000	3,470,480
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	1,895,000	2,053,574
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	24,430,000	28,372,758
		371,970,930
Georgia 5.1%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,767,141
Series B, 5.0%, 1/1/2037	720,000	840,636
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,562,500
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: NATL	13,000,000	14,897,740
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	6,250,100
Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	45,046,400
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,582,600
Series B, 5.5%, 1/1/2033	4,000,000	4,226,760
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,589,230
Series A, 5.25%, 10/1/2033	3,635,000	4,317,362
Series A, 5.25%, 10/1/2036	11,115,000	13,219,514
Series A, 5.25%, 10/1/2041	29,000,000	34,396,900
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	9,266,203
Series A, 5.5%, 2/15/2045	20,000,000	22,601,000
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	17,440,000	18,950,304
Series B, 5.0%, 3/15/2019, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,395,300
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	2,700,000	3,017,574
Series B, 5.0%, 3/15/2020, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,535,250
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	20,302,539
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,088,650
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	4,635,000	5,725,523
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,472,750
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,557,150
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	20,545,877
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	2,430,000	2,493,447
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,609,993
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,651,077
		287,909,520
Hawaii 0.9%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	16,800,000	18,945,360
Series A, AMT, 5.0%, 7/1/2041	8,930,000	10,534,275
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Sisters of Charity Health System	6,000,000	6,795,660
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, Prerefunded, 5.25%, 7/1/2036	10,285,000	12,160,881
		48,436,176
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,250,400
Illinois 5.7%
Chicago, IL, Airport Revenue, O'Hare International Airport, Third Lien:
Series A, 5.75%, 1/1/2039	13,650,000	15,974,595
Series B, 6.0%, 1/1/2041	25,000,000	29,830,000
Chicago, IL, Core City General Obligation, Zero Coupon, 1/1/2017, INS: NATL	20,000,000	19,818,600
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2034	7,000,000	8,171,240
Series C, 6.5%, 1/1/2041	26,700,000	32,417,805
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,998,790
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	10,695,500
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,535,966
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series A, 5.5%, 4/1/2044	2,905,000	3,202,995
Series A, Prerefunded, 5.5%, 4/1/2044	2,595,000	2,914,029
Series D, Prerefunded, 6.5%, 11/1/2038	4,085,000	4,600,650
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	8,000,000	8,450,800
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	13,299,110
5.5%, 4/1/2039	4,800,000	5,262,864
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, Prerefunded, 5.5%, 7/1/2038	22,990,000	25,020,707
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Series A, Zero Coupon, 12/15/2035, INS: NATL	34,390,000	16,217,980
Illinois, Metropolitan Pier & Exposition Authority, Special Assessment Revenue, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	6,385,275
Illinois, Municipal Electric Agency Power Supply, Series A, Prerefunded, 5.25%, 2/1/2024, INS: NATL	2,500,000	2,549,850
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	20,737,656
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,596,230
Series A, 6.7%, 11/1/2021, INS: NATL	17,435,000	19,992,366
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	4,350,000	4,719,141
Illinois, State Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,910,000	3,192,299
Series B, Prerefunded, 5.375%, 4/1/2044	2,590,000	2,900,153
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,837,603
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	14,874,490
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	14,154,240
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,014,292
Northern Illinois, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2041(a)	5,080,000	6,106,414
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,861,394
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,876,850
		327,209,884
Indiana 0.9%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	5,230,000	6,013,559
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2017, INS: NATL	2,050,000	2,137,142
ETM, 6.0%, 7/1/2018, INS: NATL	2,175,000	2,372,673
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	19,488,488
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,249,303
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	9,514,720
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,649,100
		53,424,985
Kansas 0.5%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, ETM, 5.5%, 11/1/2017	1,000,000	1,057,940
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	15,408,510
Series A, 5.0%, 11/15/2034	4,965,000	5,858,104
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, Prerefunded, 5.0%, 11/15/2034	3,590,000	4,068,368
		26,392,922
Kentucky 0.6%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	12,703,900
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,821,795
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	15,060,000
		32,585,695
Louisiana 0.3%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, Prerefunded, 5.25%, 2/1/2039	10,000,000	11,096,000
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,512,100
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	450,000	460,723
		17,068,823
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,882,305
Maryland 0.9%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2038	11,000,000	13,132,570
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	3,400,000	3,977,592
Maryland, State Stadium Authority Revenue, Baltimore City Public Schools:
5.0%, 5/1/2035	5,000,000	6,213,000
5.0%, 5/1/2036	5,015,000	6,216,845
5.0%, 5/1/2041	16,000,000	19,724,800
		49,264,807
Massachusetts 4.3%
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	5,357,880
Series B, 5.0%, 5/1/2043	4,125,000	4,891,631
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	32,486,112
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	314,524	1,746
Series A-2, 5.5%, 11/15/2046	63,235	61,961
Series A-1, 6.25%, 11/15/2031	1,182,967	1,254,513
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	15,973,589
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	1,825,000	2,191,424
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,200,780
Massachusetts, State General Obligation:
Series E, 4.0%, 9/1/2039	27,250,000	30,642,897
Series E, 4.0%, 9/1/2042	20,000,000	22,438,600
Series A, 5.0%, 7/1/2036	22,630,000	27,813,401
Series A, Prerefunded, 5.0%, 8/1/2038	1,725,000	1,868,503
Series A, 5.0%, 3/1/2041	15,000,000	18,073,350
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	11,309,760
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	15,876,349
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	12,000,000	14,399,640
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	6,938,372
Massachusetts, State Water Resources Authority, Green Bond, Series C, 4.0%, 8/1/2036	10,000,000	11,394,900
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC	14,315,000	16,913,172
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (b)	5,725,000	6,204,984
		247,293,564
Michigan 1.5%
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	14,675,000	17,757,043
Series H, 5.125%, 10/15/2033	9,755,000	10,870,387
Series I, 6.0%, 10/15/2038	3,545,000	3,923,287
Series I, Prerefunded, 6.0%, 10/15/2038	5,455,000	6,073,870
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	4,335,000	5,097,180
Michigan, State Grant Anticipation Bonds, Prerefunded, 5.25%, 9/15/2023, INS: AGMC	7,500,000	7,867,125
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, Prerefunded, 6.125%, 6/1/2039	4,000,000	4,585,240
Michigan, State Hospital Finance Authority Revenue, Trinity Health Credit:
Series A-1, 6.5%, 12/1/2033	335,000	374,985
Series A-1, Prerefunded, 6.5%, 12/1/2033	9,665,000	10,926,637
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.62% **, 7/1/2032, LOC: Citibank NA	1,170,000	1,170,000
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	7,200,000	8,293,608
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	10,499,797
		87,439,159
Minnesota 0.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	6,440,000	7,301,479
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,379,158
Series A, ETM, 5.75%, 7/1/2018 (b)	6,760,000	7,395,710
		18,076,347
Mississippi 0.2%
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,212,550
Series A, 6.5%, 9/1/2032	7,420,000	8,179,585
		13,392,135
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,397,680
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	12,596,594
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	8,320,258
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	735,000	855,782
		24,170,314
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, Prerefunded, 5.5%, 2/1/2033	1,000,000	1,069,580
Series A, Prerefunded, 5.5%, 2/1/2035	1,000,000	1,069,580
Series A, Prerefunded, 5.5%, 2/1/2039	1,000,000	1,069,580
		3,208,740
Nevada 0.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,597,450
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,985,200
New Jersey 1.6%
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,225,252
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	8,950,609
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	1,050,000	1,163,358
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,669,040
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	12,501,390
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 6/15/2035	6,000,000	6,962,580
Series A, 6.0%, 12/15/2038	11,075,000	12,191,914
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	6,652,057
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	6,025,000	7,017,799
Series E, 5.0%, 1/1/2045	15,380,000	18,396,326
Series E, 5.25%, 1/1/2040	5,250,000	5,724,967
		91,455,292
New York 11.7%
Nassau, NY, Health Care Corp. Revenue, 0.59% **, 8/1/2029, LOC: TD Bank NA	915,000	915,000
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	2,880,000	3,085,286
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	19,939,425
Series D, 5.0%, 11/15/2038	13,635,000	16,387,088
Series B, 5.25%, 11/15/2044	25,000,000	30,535,000
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	500,000	631,160
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,636,680
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,328,060
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	2,955,000	3,240,453
New York, State Dormitory Authority Revenues, Non State Supported Debt, New York University:
Series A, 5.0%, 7/1/2034	15,000,000	18,876,450
Series A, 5.0%, 7/1/2035	7,500,000	9,407,925
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	11,162,185
Series B, 5.0%, 2/15/2035	30,000,000	36,733,800
Series F, 5.0%, 2/15/2035	5,000,000	5,667,850
Series A, 5.0%, 3/15/2038 (b)	8,750,000	9,665,250
Series C, 5.0%, 3/15/2041	10,000,000	11,647,700
Series C, 5.0%, 3/15/2042	14,750,000	17,832,308
Series E, 5.0%, 2/15/2044	10,000,000	12,063,900
New York, State Housing Finance Agency Revenue, 625 West 57th Street, Series 2015-A-2, 0.63% **, 5/1/2049, LOC: Bank of New York Mellon	1,500,000	1,500,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.65% **, 5/15/2037, LIQ: Fannie Mae , LOC: Fannie Mae	1,650,000	1,650,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	53,826,750
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien, Series A, 5.0%, 1/1/2041	6,545,000	7,978,486
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	6,267,818
Series A, 5.0%, 4/1/2032	4,000,000	4,777,880
New York, State Transportation Development Corp., Special Facility Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	2,500,000	2,891,975
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series A, 5.0%, 12/15/2034	12,120,000	15,424,033
Series TE, 5.0%, 12/15/2034	3,200,000	3,933,280
Series TE, 5.0%, 12/15/2035	4,000,000	4,901,200
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.67% **, 12/1/2037, LOC: Citibank NA	2,320,000	2,320,000
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments, Series II-A, AMT, 0.67% **, 3/1/2038, LOC: Freddie Mac	2,500,000	2,500,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 0.65% **, 10/15/2041, LIQ: Fannie Mae, LOC: Fannie Mae	800,000	800,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Casa Project, 0.58% **, 3/1/2020, LOC: JPMorgan Chase & Co.	2,415,000	2,415,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	14,537,160
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,528,349
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B-2, 0.6% **, 6/15/2024, SPA: Royal Bank of Canada	1,200,000	1,200,000
Series DD, 5.0%, 6/15/2036	6,000,000	7,316,280
Series FF, 5.0%, 6/15/2039	22,500,000	27,549,225
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution:
Series CC-1, 4.0%, 6/15/2038	5,505,000	6,319,850
Series EE, 5.375%, 6/15/2043	11,250,000	13,266,900
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-1, 5.0%, 8/1/2035	9,295,000	11,519,015
Series E-1, 5.0%, 2/1/2037	28,685,000	35,427,122
Series D-1, 5.0%, 2/1/2038	17,655,000	21,519,679
Series A-1, 5.0%, 11/1/2038	11,560,000	14,010,489
Series D-1, 5.0%, 11/1/2038	10,000,000	11,846,500
Series E-1, 5.0%, 2/1/2039	15,000,000	18,425,400
Series I, 5.0%, 5/1/2042	8,000,000	9,579,040
New York, NY, General Obligation:
Series A-1, 4.0%, 8/1/2034	22,230,000	25,351,981
Series A-1, 4.0%, 8/1/2036	17,585,000	19,855,751
Series D-1, 5.0%, 10/1/2033	25,000,000	29,549,000
Series D-1, 5.0%, 10/1/2034	5,000,000	5,909,800
Series I-1, 5.375%, 4/1/2036	2,125,000	2,379,915
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	1,795,000	2,198,713
5.0%, 9/1/2039	4,490,000	5,484,939
Port Authority of New York & New Jersey, One Hundred Ninety-Fifth:
AMT, 5.0%, 10/1/2035	9,175,000	11,253,872
AMT, 5.0%, 4/1/2036	18,000,000	22,024,440
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2033	10,435,000	12,750,840
AMT, 5.0%, 10/15/2034	5,775,000	7,040,707
AMT, 5.0%, 10/15/2035	2,865,000	3,487,679
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,280,160
		667,554,748
North Carolina 1.6%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,724,190
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	33,295,828
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
ETM, 6.0%, 1/1/2018, INS: AMBAC	8,775,000	9,407,502
Series B, ETM, 6.0%, 1/1/2022, INS: NATL	18,775,000	23,610,501
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, Prerefunded, 6.25%, 12/1/2033	17,000,000	19,121,430
North Carolina, State Municipal Power Agency No.1, Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	1,560,000	1,703,910
		88,863,361
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	11,381,651
Ohio 2.3%
Centerville, OH, Health Care Revenue, Bethany Lutheran Village Project, Series B, 0.59% **, 11/1/2040, LOC: PNC Bank NA	700,000	700,000
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,152,660
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	335,000	335,710
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	215,000	226,365
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: NATL	140,000	145,156
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	17,486,851
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,510,380
Ohio, Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	17,812,302
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	15,235,058
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	1,860,000	2,053,421
Ohio, Northeast Regional Sewer District, 5.0%, 11/15/2044	10,000,000	12,124,700
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	295,000	318,842
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	8,460,675
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,582,320
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	15,057,784
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,643,977
Series A-1, 5.25%, 2/15/2031	9,375,000	11,440,031
Series A-1, 5.25%, 2/15/2032	7,500,000	9,126,375
Wayne, OH, School District General Obligation, 6.6%, 12/1/2016, INS: AMBAC	50,000	50,736
		129,463,343
Oklahoma 0.5%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, Prerefunded, 6.0%, 1/1/2038	8,625,000	9,241,946
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	17,540,000	19,803,888
		29,045,834
Pennsylvania 3.6%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	13,315,356
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: NATL	3,700,000	3,676,320
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,551,878
Luzerne County, PA, Industrial Development Authority, Lease Revenue, 0.59% **, 11/1/2026, LOC: PNC Bank NA	650,000	650,000
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	14,589,375
Pennsylvania, Commonwealth Financing Authority Revenue:
Series A, 5.0%, 6/1/2033	5,000,000	5,907,800
Series A, 5.0%, 6/1/2034	6,000,000	7,063,740
Pennsylvania, Industrial & Commercial Development Authority, Hotel Tax Revenue, Arena Project, 0.59% **, 11/1/2030, LOC: PNC Bank NA	580,000	580,000
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,419,098
Pennsylvania, State General Obligation, Series 2, 4.0%, 9/15/2034	25,000,000	27,957,500
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	15,000,000	17,852,250
Series A-1, 5.0%, 12/1/2041	9,645,000	11,320,336
Series C, 5.0%, 12/1/2044	4,840,000	5,764,634
Series B, Prerefunded, 5.75%, 6/1/2039	32,000,000	36,402,880
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,541,410
Pennsylvania, State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds, 5.0%, 6/1/2035	23,000,000	27,333,430
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,975,266
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	1,090,000	1,212,298
Series 14, 4.0%, 10/1/2037	895,000	991,257
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,272,880
Series A, 5.25%, 1/1/2036	2,500,000	2,726,175
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	6,161,657
		203,265,540
Puerto Rico 0.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	6,705,000	3,461,456
Series A, 5.5%, 8/1/2042	4,475,000	2,332,460
Series A, 6.0%, 8/1/2042	13,650,000	7,147,686
		12,941,602
Rhode Island 0.5%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	14,541,280
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,066,900
		25,608,180
South Carolina 2.6%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	7,137,144
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	8,361,600
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	22,390,000	26,977,487
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	2,087,191
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
6.75%, 1/1/2019, INS: NATL	2,065,000	2,335,701
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,666,079
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	11,546,653
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2036	9,780,000	11,911,942
Series A, 5.0%, 12/1/2037	16,425,000	19,957,853
Series C, 5.0%, 12/1/2039	6,875,000	8,177,056
Series A, Prerefunded, 5.375%, 1/1/2028	2,500,000	2,777,700
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	35,555,000	44,781,878
		147,718,284
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, 5.0%, 7/1/2044	20,475,000	23,976,225
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,371,190
		27,347,415
Tennessee 0.7%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	810,000	866,846
Prerefunded, 5.5%, 4/1/2033	2,190,000	2,358,652
5.625%, 4/1/2038	1,230,000	1,317,711
Prerefunded, 5.625%, 4/1/2038	3,320,000	3,582,214
5.75%, 4/1/2041	2,345,000	2,517,217
Prerefunded, 5.75%, 4/1/2041	6,330,000	6,842,413
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	10,000,000
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019, GTY: The Goldman Sachs Group, Inc.	7,000,000	7,778,120
Series A, 5.25%, 9/1/2021, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,346,280
		37,609,453
Texas 12.9%
Austin, TX, Independent School District:
Series B, 4.0%, 8/1/2033	9,000,000	10,341,000
Series B, 4.0%, 8/1/2034	6,000,000	6,859,680
Series B, 4.0%, 8/1/2035	2,650,000	3,014,640
Bexar County, TX, General Obligation, 4.0%, 6/15/2034	16,020,000	18,107,406
Dallas, TX, Waterworks & Sewer System Revenue, Prerefunded, 5.0%, 10/1/2037	2,415,000	2,632,012
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,880,714
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	5,000,000	5,733,000
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	21,184,027
Harris County, TX, Senior Lien:
Series A, 5.0%, 8/15/2033	5,000,000	6,276,050
Series A, 5.0%, 8/15/2034	3,000,000	3,753,420
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: NATL	21,030,000	21,773,621
Series B, 5.0%, 7/1/2032	3,510,000	4,114,387
Series A, 5.5%, 7/1/2039	10,000,000	10,846,900
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,720,477
Houston, TX, Utility Systems Revenue, First Lien:
Series B, 5.0%, 11/15/2034	14,995,000	18,813,777
Series B, 5.0%, 11/15/2036	21,500,000	26,797,170
Series D, 5.0%, 11/15/2036	7,000,000	8,266,580
Series B, 5.0%, 11/15/2038	3,370,000	4,103,245
Judson, TX, Independent School District Building, 4.0%, 2/1/2041	14,425,000	16,157,154
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	10,715,000	12,852,214
Series A, 5.0%, 1/1/2039	4,230,000	5,113,139
Series B, 5.0%, 1/1/2040	8,825,000	10,346,430
Series C, 5.25%, 1/1/2044	20,000,000	21,669,800
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	2,965,000	3,161,935
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2033	12,210,000	13,041,135
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2038	16,500,000	17,623,155
First Tier, 6.0%, 1/1/2043	30,000,000	35,531,700
North Texas, Tollway Authority Revenue, First Tier:
Series A, 5.625%, 1/1/2033	800,000	847,992
Series A, Prerefunded, 5.625%, 1/1/2033	2,735,000	2,916,659
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	9,395,920
Series A, 6.0%, 9/1/2041	6,675,000	8,179,278
San Antonio, TX, Electric & Gas Revenue, 4.0%, 2/1/2034	21,230,000	24,292,003
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	8,223,110
5.0%, 8/15/2043	9,900,000	11,574,288
Prerefunded, 5.625%, 8/15/2035	10,000,000	11,862,200
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	21,885,562
Texas, Central Regional Mobility Authority Revenue, 5.0%, 1/1/2040	3,750,000	4,477,725
Texas, Central Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	4,730,000	5,604,246
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	24,425,000	28,076,293
Series D, AMT, 5.0%, 11/1/2038	19,355,000	22,017,861
Series A, 5.25%, 11/1/2038	20,000,000	23,095,200
Texas, Electric Revenue, ETM, Zero Coupon, 9/1/2017, INS: NATL	125,000	124,140
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	23,922,400
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	7,094,266
5.0%, 8/15/2035	6,130,000	7,152,607
5.0%, 8/15/2036	3,350,000	3,908,847
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	30,415
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	22,482,200
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 1.137% ***, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	19,800,000	18,460,530
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,000,000	25,350,800
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	380,000	380,000
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project:
5.0%, 11/1/2031 (a)	1,000,000	1,190,590
5.0%, 11/1/2040 (a)	1,070,000	1,251,547
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	5,575,000	6,663,128
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	2,750,000	3,478,530
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,747,616
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	2,250,000	2,593,777
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	4,500,000	5,170,545
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	21,215,000	24,243,229
Texas, State Municipal Power Agency Revenue:
Series 2015, Zero Coupon, 9/1/2016, INS: NATL	5,815,000	5,815,000
Series 2015, ETM, Zero Coupon, 9/1/2016, INS: NATL	2,480,000	2,480,000
Series 2015, Zero Coupon, 9/1/2017, INS: NATL	4,430,000	4,389,288
Series 2015, ETM, Zero Coupon, 9/1/2017, INS: NATL	1,445,000	1,432,717
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	6,300,828
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2039	10,000,000	12,178,700
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	14,410,000	17,085,649
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2044	18,000,000	21,627,540
		734,717,994
Virginia 0.2%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2036(a)	1,750,000	2,078,230
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	1,500,000	1,570,125
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	1,295,000	1,336,207
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,814,894
		13,799,456
Washington 3.9%
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: NATL	6,725,000	6,663,332
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,383,540
Series A, 5.0%, 8/1/2032	2,500,000	2,979,425
Seattle, WA, Drainage & Wastewater Revenue:
4.0%, 4/1/2035	7,510,000	8,546,906
4.0%, 4/1/2036	6,850,000	7,776,942
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	9,988,081
Washington, Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/2035	10,000,000	12,378,200
Washington, Energy Northwest Electric Revenue, Columbia Generating Systems, Series A, 5.0%, 7/1/2032	16,980,000	21,116,498
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: NATL	4,535,000	4,526,021
Series R-2015D, 5.0%, 7/1/2032	10,000,000	12,292,000
Series B, 5.0%, 2/1/2033	5,000,000	5,802,400
Series 2011A, 5.0%, 8/1/2033	20,000,000	22,970,200
Series A, 5.0%, 8/1/2035	12,190,000	14,316,545
Series C, 5.0%, 2/1/2039	11,280,000	13,866,617
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: AGC	5,240,000	5,416,536
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,369,022
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	18,840,000	20,901,661
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	12,175,000	15,454,214
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	9,069,768
Series C, 5.0%, 6/1/2033	6,000,000	7,029,360
Series C, 5.0%, 6/1/2041	11,000,000	12,749,440
		223,596,708
Wisconsin 1.4%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,806,610
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,355,000	2,703,328
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	4,115,000	4,723,115
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	9,852,945
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2036	5,000,000	6,134,000
Series A, 5.0%, 11/15/2039	15,000,000	18,343,650
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, Prerefunded, 5.0%, 8/15/2032	6,940,000	8,521,556
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	7,335,000	8,398,502
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	14,728,834
		81,212,540
Total Municipal Bonds and Notes (Cost $4,992,421,872)		5,565,157,349
Underlying Municipal Bonds of Inverse Floaters (c) 5.6%
California 1.8%
California, University of California Revenues, Series O, Prerefunded, 5.25%, 5/15/2039 (d)	2,537,350	2,852,058
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (d)	13,082,650	14,705,291
Trust: California, University of California Revenues, Series 3368-2, 144A, 17.37%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (d)	30,000,000	33,745,200
Trust: Los Angeles, CA, Series 3371-2, 144A, 17.87%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, Prerefunded, 6.0%, 8/1/2033 (d)	30,000,000	34,659,300
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 25.64%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, Prerefunded, 5.0%, 8/1/2032 (d)	14,997,001	15,613,801
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 12.558%, 2/1/2017, Leverage Factor at purchase date: 3 to 1
		101,575,650
District of Columbia 0.4%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (d)	22,000,000	25,359,620
Trust: District of Columbia, Income Tax Revenue, Series 2016-XM0284, 144A, 18.13%, 12/1/2030, Leverage Factor at purchase date: 4 to 1
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (d)	3,023,487	3,448,937
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (d)	3,300,848	3,765,327
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (d)	3,663,166	4,178,630
Trust: Louisiana, State Gas & Fuel Tax Revenue, Series 2016-XM0289, 144A, 8.698%, 5/1/2035, Leverage Factor at purchase date: 2 to 1
		11,392,894
Massachusetts 0.7%
Massachusetts, State General Obligation, Series C, Prerefunded, 5.0%, 8/1/2026, INS: AGMC (d)	20,000,000	20,819,800
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 38.57%, 2/1/2017, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, Prerefunded, 5.0%, 8/1/2027, INS: AGMC (d)	20,000,000	20,819,800
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 38.57%, 2/1/2017, Leverage Factor at purchase date: 10 to 1
		41,639,600
Nevada 0.4%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (d)	6,252,645	6,680,443
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (d)	6,565,277	7,014,466
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (d)	6,372,122	6,808,095
Trust: Clark County, NV, General Obligation, Series 2016-XM0280, 144A, 12.409%, 6/1/2030, Leverage Factor at purchase date: 3 to 1
		20,503,004
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (d)	20,000,000	22,115,000
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Series 2016-XM0282, 144A, 16.13%, 10/1/2038, Leverage Factor at purchase date: 4 to 1
Ohio 0.3%
Columbus, OH, General Obligation, Series A, Prerefunded, 5.0%, 9/1/2021 (d)	8,725,000	9,116,541
Columbus, OH, General Obligation, Series A, Prerefunded, 5.0%, 9/1/2022 (d)	8,725,000	9,116,540
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 16.391%, 3/1/2017, Leverage Factor at purchase date: 4 to 1
		18,233,081
Tennessee 1.2%
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2026 (d)	20,800,000	22,023,456
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 16.43%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2028 (d)	21,610,075	22,881,127
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 16.437%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2027 (d)	21,793,305	23,075,145
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 16.425%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
		67,979,728
Texas 0.2%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (d)	10,000,000	11,569,200
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 2016-XM0288, 144A, 8.7%, 10/1/2035, Leverage Factor at purchase date: 2 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $298,577,526)		320,367,777
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $5,290,999,398) †	103.2	5,885,525,126
Floating Rate Notes (c)	(3.9)	(219,732,926)
Other Assets and Liabilities, Net	0.7	39,352,278
Net Assets	100.0	5,705,144,478

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2016.
*** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2016.
† The cost for federal income tax purposes was $5,063,887,855. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $601,904,345. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $616,060,398 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,156,053.
(a) When-issued security.
(b) At August 31, 2016, this security has been pledged, in whole or in part, as collateral for tender option bond trusts.
(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(d) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments	$—	$5,885,525,126	$—	$5,885,525,126
Total	$—	$5,885,525,126	$—	$5,885,525,126

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Managed Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2016